UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21782
Name of registrant:		Small Cap Value Fund
Address:			8150 N. Central Expwy #101, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2007 through June 30, 2008








Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----




Emmis Communications 	07/11	Directors               CO      For     For
EMMS    291525103       07/11   Ratify Accountants	CO      For     For
                        07/11   Other issues proxy	CO      For     For


Cogent, Inc.	 	07/30	Directors               CO      For     For
COGT    19239Y108       07/30   Ratify Accountants	CO      For     For
                        07/30   2004 Equity Incent plan	CO      For     For

Pioneer Drilling Co 	08/03	Directors               CO      For     For
PDC     723655106       08/03   Ratify Accountants	CO      For     For
                        08/03   2007 Equity Incent plan	CO      For     For

JAKK'S Pacific, Inc.	08/17	Directors               CO      For     For
PDC     723655106       08/17   Ratify Accountants	CO      For     For
                        08/17   Other Measures  	CO      For     For

Palm, Inc.	 	09/12	Directors               CO      For     For
PALM    696643105       09/12   Series B Stock		CO      For     For
                        09/12   Purchase Agreement	CO      For     For
			09/12   Amend Cert of Inc.	CO      For     For
			09/12   Handspring 1998 inc pl	CO      For     For
			09/12   Handspring 1999 inc pl	CO      For     For
			09/12   Handspring 2000 inc pl	CO      For     For
			08/03   Palm 2001 stock opt pl	CO      For     For
			08/03   Ratify Auditors		CO      For     For

China Bak Battery, Inc.	09/21	Directors               CO      For     For
CBAK    16936Y100       09/21   Ratify Accountants	CO      For     For


Worthington Industries 	09/26	Directors               CO      For     For
WOR     981811102       09/26   Ratify Accountants	CO      For     For
                        09/26   Adopt Shareholder prop	CO      Against Against

Omnivision Technologies	09/26	Directors               CO      For     For
OVTI    682128103       09/26   Ratify Accountants	CO      For     For
                        09/26   2007 Equity Incent plan	CO      For
 For

Genesis Microchip 	10/09	Directors               CO      For     For
GNSS    37184C103       10/09   Ratify Auditors		CO      For     For
                        10/09   2007 Equity Inc Plan	CO      For     For
			10/09   2007 Emp Sock Plan	CO      For     For
			10/09   Amend Stock Option Plan	CO      For     For

Hi-Tech Pharmacal	11/15	Directors               CO      For     For
HITK    42840B101       11/15   1994 Directors Plan	CO      For     For
                        11/15   Ratify Auditors		CO      For     For


BeBe Stores, Inc	11/16	Directors		CO	For	For
BEBE	075571109	11/16	Ratify Auditors		CO	For	For


The Dress Barn, Inc
DBRN	261570105	11/28	Directors		CO	For	For


Insteel Industries
IIIN    45774W108	2/19	Directors		CO	For	For


Charlotte Russe
CHIC	161048103	2/13	Directors		CO	For	For
			2/13	Approval of Perf. Plan	CO	For	For
			2/13	Ratify Auditors		CO	For	For


Mesa Air Group, Inc	4/17	Directors		CO	For	For
MESA	590479101	4/17	Ratify Accountants	CO	For	For


Pacer International	5/6	Elect Directors		CO	For	For
PACR	69373H106	5/6	Ratify Appointment	CO	For	For
			5/6	Transact such other bus	CO	For	For


Universal Forest Prod	4/16	Vote on Directors	CO	For	For
UFPI	913543104	4/16	Approve Employee Stock	CO	For	For
			4/16	Ratify Appointment	CO	For	For


Arkansas Best Corp	4/22	Elect Directors		CO	For	For
ABFS	040790107 	4/22	Ratify Appointment	CO	For	For
			4/22	Shareholder Proposal	CO	Abstain	Abstain


Louisianna-Pacific Corp	5/1	Elect Directors		Co	For	For
LPX	546347105	5/1	Ratify selection	CO	For	For


Odyssey Healthcare Inc.	5/1	Election of Directors	CO	For	For
ODSY	67611V101	5/1	Rat. Ernst&Young as Aud.CO	For	For


Aventine Renewable Ener.5/2	Election of Directors	CO	For	For
AVR	05356X403	5/2	Rat. Ernst&Young as Aud.Co	For	For


K-Swiss Inc.		5/20	Election of Directors	Co	For	For
KSWS	482686102	5/20	Rat. App of Gr. ThorntonCO	For	For
			5/20	Apprvl of Stk Opt RepricCo	For	For


USG Corporation		5/14	Election of Directors	Co	For	For
USG	903293405	5/14	Ratify Deloitte as AccouCO	For	For


ExpressJet Holdings	5/22	Election of Directors	Co	For	For
XJT	30218U108	5/22	Rat. Appt. of Ern&Youn	Co	For	For


Building Materials 	5/06	Election of Directors	Co	For	For
BLG	120113105	5/06	Apprv 08 Stk Incentives	Co	For	For
			5/06	Apprv Employ. Stk Purch	Co	For	For
			5/06	Rat. Indep. Accountants	Co	For	For


FreightCar America Inc	5/14	Directors Recommend	Co	For	For
RAIL	357023100	5/14	Apprv LT Incentive Plan	CO	For	For
			5/14	Rat. Appt. of Del&Touch	Co	For	For


Builders Firstsource	5/22	Election of Directors	Co	For	For
BLDR	12008R107	5/22	Apprv Exch OutStdng Stk	Co	For	For
			5/22	Ratify Prcewtrhscoopers	Co	For	For


Viropharma Inc.		5/23	Election of Directors	CO	For	For
VPHM	928241108	5/23	Amend 05 Equity Plan	Co	For	For
			5/23	Rat. KPMG as Accout.FirmCO	For	For

Mesa Air Group Inc.	5/13	Iss. stock for convt.repco	For	For
MESA	590479101

Pioneer Drilling Co	5/16	Apt. KPMG as auditor	co	For	For
PDC	723655106	5/16	Vote for director	co	For	For

Western Refining Inc.	5/22	Vote for directors	co	For	For
WNR	959319104	5/22	Ratify Deloitte auditor	co	For	For


Steven Madden LTD.	5/23	Election of Directors	co	For	For
SHOO	556269108	5/23	Ratify Eisner auditor	co	For	For

Kenneth Cole Production	5/29	Election of Directors	co	For	For
KCP	193294105	5/29	Ratify E & Y accountant	co	For	For

Rackable Systems Inc.	5/29	Election of directors	co	For	For
RACK	750077109	5/29	Ratify Deloitte auditor	co	For	For
			5/29	proposal re:say-on pay	co	Against	Against

			5/29	Election of Directors	SH	For	Against
			5/29	Ratify Delliotte auditorSH	For	Against
			5/29	proposal re: say-on pay	SH	For	Against

Skechers U.S.A. Inc.	5/30	Election of directors	co	For	For
SKX	830566105

H&E Equipment Services	6/03	Election of directors	co	For	For
HEES	404030108	6/03	Ratify BDO Seid. accountco	For	For

Patterson-Uti Energy 	6/05	Election of directors	co	For	For
PTEN	703481101	6/05	Amendment to inc. sharesco	For	For
			6/05	Ratify accounting firm	co	For	For

ExpressJet Holdings 	6/30	Issue shares to rep.bondco	For	For
XJET	30218U108	6/30	Authorize 200 addit sharco	For	For





--------------------------------------------------------------------------------




                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) SMALL CAP VALUE FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 08/04/08